Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income (Loss) per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income (loss)	$ (88,956)	$ (29,416)	$ (22,800)	$ (33,642)	$ 663,803	$ 196,605	$ 117,412	$ 16,292	$ (174,814)	$ 994,112	$ (3,919,453)
Net income attributable to noncontrolling interest									(3,914)	(3,915)	(3,934)
Net income (loss) attributable to Intelsat S.A.	(89,951)	(30,412)	(23,795)	(34,570)	662,820	195,622	116,429	15,326	(178,728)	990,197	(3,923,387)
Less: Preferred Shares dividends declared											(9,919)
Net income (loss) attributable to common shareholders	(89,951)	(30,412)	(23,795)	(34,570)	662,820	195,622	116,429	15,326	(178,728)	990,197	(3,933,306)
Net income (loss) attributable to common shareholders	$ (89,951)	$ (30,412)	$ (23,795)	$ (34,570)	$ 662,820	$ 195,622	$ 116,429	$ 15,326	(178,728)	990,197	(3,933,306)
Numerator for Diluted EPS									$ (178,728)	$ 990,197	$ (3,933,306)
Denominator:
Basic weighted average shares outstanding (in millions)									118.9	114.5	107.2
Weighted average dilutive shares outstanding
Preferred shares (in millions)										3.2
Employee compensation related shares including options and restricted stock units (in millions)										0.8
Diluted weighted average shares outstanding (in millions)									118.9	118.5	107.2
Basic net income (loss) per common share attributable to Intelsat S.A.	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.62	$ 1.66	$ 1.02	$ 0.14	$ (1.50)	$ 8.65	$ (36.68)
Diluted net income (loss) per common share attributable to Intelsat S.A.	$ (0.75)	$ (0.26)	$ (0.20)	$ (0.29)	$ 5.56	$ 1.65	$ 0.98	$ 0.13	$ (1.50)	$ 8.36	$ (36.68)